Convertible Debt and Treasury Stock (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Convertible Debt and Treasury Stock.
Amount approved to repurchase of ordinary shares from net proceeds from convertible senior notes	$ 100,000,000
Amount authorized to repurchase		500,000,000
Number of ordinary shares repurchased		6,398,917	1,171,900
Payment for repurchase of ordinary shares		$ 249,004,000	$ 99,975,000